12 Months Ended
Apr. 30, 2015

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the “Fund”) approved the changes described below at a meeting held on August 14, 2015.

2.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Aggressive Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%
Other Expenses	0.05%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.38%
Total Annual Portfolio Operating Expenses	1.17%
Less Expense Reimbursement[1]	(0.35)%
Net Annual Portfolio Operating Expenses	0.82%

[1] The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Aggressive Allocation Portfolio	$84	$262	$455	$1,014

3.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Moderately Aggressive Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.66%
Other Expenses	0.03%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.32%
Total Annual Portfolio Operating Expenses	1.01%
Less Expense Reimbursement[1]	(0.29)%
Net Annual Portfolio Operating Expenses	0.72%

[1] The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderately Aggressive Allocation Portfolio	$74	$230	$401	$894
4.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Moderate Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Other Expenses	0.02%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.25%
Total Annual Portfolio Operating Expenses	0.87%
Less Expense Reimbursement[1]	(0.23)%
Net Annual Portfolio Operating Expenses	0.64%

[1] The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderate Allocation Portfolio	$65	$205	$357	$798

5.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Moderately Conservative Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.57%
Other Expenses	0.03%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.20%
Total Annual Portfolio Operating Expenses	0.80%
Less Expense Reimbursement[1]	(0.19)%
Net Annual Portfolio Operating Expenses	0.61%

[1] The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderately Conservative Allocation Portfolio	$62	$195	$340	$762